Cover	Apr. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-27407
Entity Registrant Name	SPINE INJURY SOLUTIONS, INC.
Entity Central Index Key	0001066764
Entity Tax Identification Number	98-0187705
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Anton Boulevard
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	(855)
Local Phone Number	777-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false